Business Combination	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combination
7.	Business Combination

On August 2, 2019, QCM entered into a share purchase agreement among Shenzhen Yeller Video & Technology Co., Ltd.’s shareholders: 1) Huang Yusheng, 2) Huang Xiansheng, 3) Chen Huanwei, 4) Chen Zemin and 5) Lai Xiaopeng to purchase 80% of shares from these shareholders for RMB 5 (USD 0.72).

The following represents the purchase price allocation at the date of acquisition:

August 2, 2019
Cash and cash equivalents	27,764
Other current assets	387,450
Non-current assets	733,972
Current liabilities	(900,586)
Non-current liabilities	(310,502)
NCI	12,380
Net liabilities	(49,522)
Less: Purchase price	1
Goodwill	$49,523

No impairment loss is recognized during the year ended December 31, 2019.